Consolidated Statement Of Cash Flows (Parenthetical) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Discontinued operations [member]
Statement [line items]
Cash and cash equivalents	$ 1,719,399	$ 1,195,670